Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Amounts Due from Related Parties	Amounts due from related parties consisted of the following as of December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Current
Aeneas Management Limited	$961	$-
Libra Sciences Limited (Note b)	521,007	378,036
Libra Therapeutics Limited	-	17,459
Talem Medical Group Limited (Note b)	-	610,138
Allowance for credit loss	(521,007)	-
Total	$961	$1,005,633

Schedule of Amounts Due to Related Parties	Amounts due to related parties consisted of the following as of December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Current
Aeneas Group Limited (Note a)	$79,180	$8,110
Aenco Technologies Ltd	-	3,013,234
Clark Cheng	-	4,583
Total	$79,180	$3,025,927

Non-current
Jurchen Investment Corporation (Note 15)	$3,058,500	$-
Aeneas Group Limited (Note a)	-	500,000
	$3,058,500	$500,000

Schedule of Related Party Transactions	Related party transactions consisted of the following for the years ended December 31, 2023, 2022 and 2021:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Loan from related parties (Note a)
- Aeneas Group Limited	$2,500,000	$500,000	$1,000,000
- Jurchen Investment Corporation	$-	$-	$2,500,000

Loan repayment and interest paid to related parties (Note a)
- Aeneas Group Limited	$-	$-	$2,673,389
- Jurchen Investment Corporation	$-	$-	$3,085,097

Issuance of Convertible Note to related parties (Note 15)
- Jurchen Investment Corporation	$3,000,000	$-	$-
- Aenco Technologies Ltd	$-	$3,000,000	$-

Settlement of loan from a related party through issuance of Convertible Note (Note 15)
- Aeneas Group Limited	$3,000,000	$-	$-

Interest expenses (Note a and Note 15)
- Aeneas Group Limited	$71,123	$8,110	$64,753
- Jurchen Investment Corporation	$58,500	$-	$65,644
- Aenco Technologies Ltd	$(13,234)	$13,234	$-

Loan to related parties (Note b)
- Talem Medical Group Limited	$-	$-	$3,358,089
- Libra Sciences Limited	$92,459	$330,341	$-

Loan repayment and interest received from a related party (Note b)
- Talem Medical Group Limited	$611,641	$2,962,153	$-

Interest income (Note b)
- Talem Medical Group Limited	$4,637	$164,600	$39,561
- Libra Sciences Limited	$8,963	$14,232	$-

Consultant, secondment, management and administrative services fees (Note c)
- CGY Investments Limited	$153,640	$268,102	$173,333
- ACC Medical Limited	$138,768	$209,626	$157,511

Administrative management services (Note d)
- Libra Sciences Limited	$9,615	$38,462	$-

Healthcare services income
- Aeneas Management Limited	$961	$1,282	$7,564